Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal					$ 17,949	$ 18,210	$ 5,878
State					3,082	2,605	853
Foreign					15,008	5,971	1,560
Total current					36,039	26,786	8,291
Deferred:
Federal					(8,678)	(18,532)	(12,362)
State					(4,185)	(3,430)	(5,701)
Foreign					(6,851)	(2,352)	360
Total deferred					(19,714)	(24,314)	(17,703)
Income tax expense (benefit)	$ 3,495	$ 58,342	$ 19,198	$ 55,840	$ 16,325	$ 2,472	$ (9,412)